Earnings per share	12 Months Ended
Dec. 31, 2018
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Earnings per share
19.	Earnings per share

a) Basic

Basic earnings per share are calculated by dividing the profit attributable to shareholders of PagSeguro Digital by the weighted average number of common shares issued and outstanding during the years ended December 31, 2018, 2017 and 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Profit attributable to shareholders of the Company	909,267	478,781	127,186
Weighted average number of outstanding common shares	317,647,562	262,288,607	262,288,607

Basic earnings per share—R$	2.8625	1.8254	0.4849

b) Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding to assume the conversion of all potential common shares with dilutive effects. The share based LTIP is the Company’s only category of potential common shares with dilutive effects. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	December 31, 2018	December 31, 2017	December 31, 2016
Profit used to determine diluted earnings per share	909,267	478,781	127,186

Weighted average number of outstanding common shares	317,647,562	262,288,607	262,288,607
Weighted average number of shares under options	2,581,716	—	—
Weighted average number of shares that would have been issued at average market price	(2,102,607)	—	—

Adjusted number of shares	318,126,671	262,288,607	262,288,607

Diluted earnings per share—R$	2.8582	1.8254	0.4849